Expense Example, No Redemption - Hartford Schroders Emerging Markets Multi-Sector Bond Fund - Class C	Mar. 01, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 193
Expense Example, No Redemption, 3 Years	666
Expense Example, No Redemption, 5 Years	1,165
Expense Example, No Redemption, 10 Years	$ 2,539